REVENUE RECOGNITION (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Revenue Recognition [Abstract]
Rebates	$ 2,998,000,000	$ 3,482,000,000
Chargebacks	1,610,000,000	1,584,000,000
Medicaid	1,925,000,000	1,729,000,000
Returns	820,000,000	844,000,000
Other	212,000,000	200,000,000
Sales Reserves And Allowances	$ 7,565,000,000	$ 7,839,000,000